Commitments and Contingencies (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital Leases
2019	$ 24	$ 99
2020	78	78
2021	63	63
2022	33	33
2023	3	3
Total minimum lease payments	201	276
Operating Lease
2019	62	271
2020	24	45
2021
2022
2023
Total minimum lease payments	86	316
Less: amounts representing interest	26	43
Present value of minimum lease payments	175	233
Less: current installments under capital lease obligations	70	77
Total long-term portion	$ 175	$ 232	$ 272